Schedule of Investments

July 31, 2020 (Unaudited)

Schedule of Investments
LSV Global Value Fund

	Shares	Value (000)
U.S. Common Stock (56.1%)
Aerospace & Defense (1.8%)
General Dynamics	240	$35
Huntington Ingalls Industries	160	28
Raytheon	303	17
Spirit AeroSystems Holdings, Cl A	400	8
Textron	700	24

		112

Agricultural Products (0.3%)
Ingredion	200	17

Air Freight & Logistics (0.6%)
FedEx	200	34

Aircraft (1.2%)
Delta Air Lines	500	12
JetBlue Airways*	900	9
Lockheed Martin	100	38
United Airlines Holdings*	500	16

		75

Apparel Retail (0.6%)
Foot Locker	900	26
Gap	900	12

		38

Application Software (0.4%)
CDK Global	600	27

Asset Management & Custody Banks (1.4%)
Ameriprise Financial	300	46
State Street	600	38

		84

Automotive (1.3%)
Ford Motor	4,300	28
General Motors	800	20
Goodyear Tire & Rubber	1,200	11
Lear	160	18

		77

Automotive Retail (0.3%)
Group 1 Automotive	200	17

Banks (3.4%)
Bank of America	1,700	42
CIT Group	500	10
Citizens Financial Group	1,100	27
JPMorgan Chase	400	39
PNC Financial Services Group	400	43
Regions Financial	1,400	15

LSV Global Value Fund

	Shares	Value (000)
Banks (continued)
Wells Fargo	500	$12
Zions Bancorp	600	19

		207

Biotechnology (4.0%)
Alexion Pharmaceuticals*	400	41
Amgen	300	73
Biogen*	170	47
Gilead Sciences	300	21
Regeneron Pharmaceuticals*	100	63

		245

Broadcasting (0.6%)
Fox	1,300	33
ViacomCBS, Cl B	178	5

		38

Chemicals (1.7%)
Celanese, Cl A	250	24
Eastman Chemical	490	37
Huntsman	1,200	22
LyondellBasell Industries, Cl A	300	19

		102

Commodity Chemicals (0.2%)
Kronos Worldwide	900	10

Computers & Services (4.6%)
DXC Technology	1,200	21
eBay	1,400	77
Hewlett Packard Enterprise	1,900	19
HP	2,000	35
NetApp	200	9
Oracle	1,400	78
Seagate Technology	800	36
Xerox Holdings	575	10

		285

Data Processing & Outsourced Services (0.2%)
Sykes Enterprises*	500	14

Drug Retail (0.7%)
Walgreens Boots Alliance	1,000	41

Electric Utilities (0.6%)
NRG Energy	1,100	37

Financial Services (2.0%)
Ally Financial	1,500	30
Capital One Financial	400	25
Citigroup	1,000	50

Schedule of Investments

July 31, 2020 (Unaudited)

LSV Global Value Fund

	Shares	Value (000)

Financial Services (continued)
Discover Financial Services	400	$20

		125

Food, Beverage & Tobacco (1.4%)
JM Smucker	400	44
Molson Coors Beverage, Cl B	1,000	37
Pilgrim’s Pride*	500	8

		89

General Merchandise Stores (1.2%)
Target	600	76

Health Care Distributors (0.5%)
Cardinal Health	200	11
McKesson	120	18

		29

Health Care Facilities (0.6%)
HCA Holdings	300	38

Health Care Services (1.0%)
CVS Health	700	44
Quest Diagnostics	140	18

		62

Hotel & Resort REIT’s (0.0%)
Service Properties Trust	500	3

Hotels & Lodging (0.3%)
Wyndham Destinations	600	16

Household Products, Furniture & Fixtures (0.8%)
Whirlpool	300	49

Insurance (2.3%)
Aflac	600	22
Allstate	300	28
American Financial Group	150	9
Assured Guaranty	1,100	24
Hartford Financial Services Group	400	17
Lincoln National	400	15
MGIC Investment	1,700	14
Prudential Financial	240	15

		144

Investment Banking & Brokerage (0.5%)
Morgan Stanley	700	34

IT Consulting & Other Services (1.2%)
Amdocs	585	36

LSV Global Value Fund

	Shares	Value (000)

IT Consulting & Other Services (continued)
International Business Machines	300	$37

		73

Machinery (2.0%)
Cummins	290	56
Meritor*	1,500	34
Oshkosh	400	32

		122

Managed Health Care (0.8%)
Anthem	170	47

Media & Entertainment (1.2%)
Comcast, Cl A	1,100	47
TEGNA	2,100	25

		72

Metal & Glass Containers (0.6%)
Berry Global Group*	800	40

Motorcycle Manufacturers (0.3%)
Harley-Davidson	600	16

Paper & Paper Products (0.1%)
Domtar	200	4

Paper Packaging (0.2%)
Westrock	400	11

Petroleum & Fuel Products (1.0%)
Phillips 66	300	19
Valero Energy	800	45

		64

Pharmaceuticals (4.3%)
AbbVie	400	38
Bristol-Myers Squibb	1,000	59
Jazz Pharmaceuticals*	290	31
Lannett*	500	3
Merck	800	64
Pfizer	1,700	66

		261

Reinsurance (0.4%)
Everest Re Group	100	22

Retail (1.2%)
Brinker International	800	22
Dillard’s, Cl A	100	2
Kohl’s	500	10
Kroger	1,100	38
Macy’s	400	2

		74

Schedule of Investments

July 31, 2020 (Unaudited)

LSV Global Value Fund

	Shares	Value (000)

Semi-Conductors/Instruments (3.7%)
Applied Materials	900	$58
Cirrus Logic*	400	28
Intel	1,300	62
KLA	100	20
Lam Research	160	60

		228

Steel & Steel Works (0.5%)
Cleveland-Cliffs	6,100	32

Technology Distributors (0.5%)
Arrow Electronics*	300	21
Avnet	300	8

		29

Technology Hardware Storage & Peripherals (0.0%)
Dell Technologies, Cl C*	35	2

Telephones & Telecommunications (3.3%)
AT&T	1,700	50
Cisco Systems	1,300	61
Juniper Networks	1,300	33
Verizon Communications	1,000	58

		202

Thrifts & Mortgage Finance (0.3%)
Radian Group	1,100	16

TOTAL U.S. COMMON STOCK (Cost $3,570)		3,440

Foreign Common Stock (42.4%)
Australia (2.1%)
Australian Pharmaceutical Industries	21,000	16
BlueScope Steel	1,900	15
Fortescue Metals Group	6,000	75
OMV	700	22

		128

Belgium (0.2%)
Solvay	170	13

Canada (1.7%)
Air Canada, Cl B*	1,200	14
Canadian Imperial Bank of Commerce	130	9
iA Financial	1,000	35
Magna International	700	32

LSV Global Value Fund

	Shares	Value (000)
Canada (continued)
National Bank of Canada	300	$14

		104

Chile (0.7%)
Enel Americas	276,886	43

China (1.6%)
China CITIC Bank, Cl H	24,000	10
China Resources Power Holdings	30,000	38
Great Wall Motor, Cl H	33,000	32
Shanghai Pharmaceuticals Holding, Cl H	4,000	7
Sinotrans, Cl H	49,000	10

		97

France (2.8%)
AXA	800	16
BNP Paribas	300	12
Metropole Television	2,300	28
Natixis	4,100	10
Rothschild	800	20
Sanofi	600	63
Total	600	22

		171

Germany (2.1%)
Allianz	60	13
Daimler	300	13
Deutsche Post	1,100	44
Muenchener Rueckversicherungs	50	13
Rheinmetall	300	28
Volkswagen	100	16

		127

Hong Kong (3.5%)
Asia Cement China Holdings	20,500	23
China Mobile	7,000	48
China Petroleum & Chemical, Cl H	38,000	16
China Telecom, Cl H	64,000	19
China Water Affairs Group	14,000	12
Guangzhou Baiyunshan Pharmaceutical Holdings, Cl H	8,000	24
Nine Dragons Paper Holdings	17,000	18
PAX Global Technology	44,000	21
Skyworth Group	22,000	7

Schedule of Investments

July 31, 2020 (Unaudited)

LSV Global Value Fund

	Shares	Value (000)
Hong Kong (continued)
SmarTone
Telecommunications Holdings	5,500	$3
WH Group	23,000	21

		212

Hungary (0.2%)
MOL Hungarian Oil & Gas	2,400	14

Indonesia (0.1%)
Bank Negara Indonesia Persero	27,700	9

Israel (0.2%)
Teva Pharmaceutical Industries*	900	10

Italy (1.8%)
A2A	22,200	32
Enel	7,000	63
Mediobanca Banca di Credito Finanziario	1,600	13

		108

Japan (7.0%)
DTS	900	17
Isuzu Motors	1,500	12
ITOCHU	2,100	46
Kandenko	4,000	31
KDDI	1,700	52
Konoike Transport	800	8
Lintec	500	12
Nippon Telegraph & Telephone	1,800	42
Nisshin Oillio Group	1,100	33
Nitto Kogyo	500	8
Nomura Holdings	9,800	45
ORIX	2,700	29
Resona Holdings	3,100	10
Shindengen Electric Manufacturing	300	6
SKY Perfect JSAT Holdings	1,500	6
Sumitomo	2,200	24
Teijin	1,900	27
Tsubakimoto Chain	400	9
Valor	500	11

		428

Netherlands (0.9%)
Aegon	3,100	9

LSV Global Value Fund

	Shares	Value (000)
Netherlands (continued)
Royal Dutch Shell, Cl B	1,300	$18
Signify	1,000	30

		57

Norway (0.4%)
DNB*	1,800	27

Russia (0.9%)
Gazprom PJSC ADR	6,500	32
LUKOIL PJSC ADR	370	25

		57

South Africa (0.1%)
Absa Group	800	4

South Korea (2.7%)
Huons	550	28
Kginicis	1,600	32
LG Uplus	2,500	24
Samsung Electronics	1,350	66
SK Telecom	100	18

		168

Spain (0.7%)
Enagas	1,300	33
Mapfre	7,500	13

		46

Sweden (2.2%)
Bilia, Cl A	3,900	38
Inwido	1,500	14
Nordea Bank Abp*	900	7
SKF, Cl B	1,500	28
Volvo, Cl B	2,800	48

		135

Switzerland (2.4%)
Credit Suisse Group*	900	10
Novartis	600	49
Roche Holding AG	150	52
Swiss Life Holding	60	22
UBS Group*	1,300	15

		148

Taiwan (2.3%)
Chipbond Technology	16,000	33
Compeq Manufacturing	28,000	46
Mitac Holdings	26,655	27

Schedule of Investments

July 31, 2020 (Unaudited)

LSV Global Value Fund

	Shares	Value (000)
Taiwan (continued)
Tripod Technology	8,000	$35

		141

Thailand (0.3%)
Krung Thai Bank	21,700	7
Pruksa Holding	24,700	9

		16

Turkey (0.9%)
Coca-Cola Icecek	5,115	33
Eregli Demir ve Celik Fabrikalari	6,500	7
KOC Holding	5,500	13

		53

United Kingdom (4.6%)
3i Group	1,700	20
Anglo American	1,500	37
BAE Systems	4,500	29
Barclays	15,300	20
Bellway	400	13
Berkeley Group Holdings	400	23
British American Tobacco	1,100	36
Centrica	11,900	8
Halfords Group	2,500	5
J Sainsbury	6,000	15
Lloyds Banking Group	43,500	15
Old Mutual	3,000	2
Smurfit Kappa Group	700	23
Tesco	13,400	38

		284

TOTAL FOREIGN COMMON STOCK (Cost $2,934)		2,600

LSV Global Value Fund

	Face Amount (000)	Value (000)
Repurchase Agreement (0.6%)
South Street Securities 0.040%, dated 07/31/20, to be repurchased on 08/03/20, repurchase price $38 (collateralized by various U.S. Treasury obligations, ranging in par value $0 - $19, 0% - 1.500%, 10/08/2020 - 06/30/2025; total market value $38)	$38	$38

TOTAL REPURCHASE AGREEMENT (Cost $38)		38

Total Investments – 99.1% (Cost $6,542)		$6,078

Percentages are based on Net Assets of $6,131 (000).

*	Non-income producing security.

ADR — American Depositary Receipt

Cl — Class

PJSC — Public Joint Stock Company

REIT — Real Estate Investment Trust

Schedule of Investments

July 31, 2020 (Unaudited)

The following is a list of the level of inputs used as of July 31, 2020, in valuing the Fund’s investments carried at value ($ 000):

Investments in Securities	Level 1	Level 2‡	Level 3	Total
Common Stock United States	$3,440	$–	$–	$3,440

Total Common Stock	3,440	–	–	3,440

Foreign Common Stock
Australia	128	–	–	128
Belgium	13	–	–	13
Canada	104	–	–	104
Chile	43	–	–	43
China	39	58	–	97
France	171	–	–	171
Germany	127	–	–	127
Hong Kong	154	58	–	212
Hungary	14	–	–	14
Indonesia	9	–	–	9
Israel	10	–	–	10
Italy	108	–	–	108
Japan	428	–	–	428
Netherlands	57	–	–	57
Norway	27	–	–	27
Russia	57	–	–	57
South Africa	4	–	–	4
South Korea	168	–	–	168
Spain	46	–	–	46
Sweden	135	–	–	135
Switzerland	148	–	–	148
Taiwan	141	–	–	141
Thailand	16	–	–	16
Turkey	53	–	–	53
United Kingdom	284	–	–	284

Total Foreign Common Stock	2,484	116	–	2,600

Total Repurchase Agreement	–	38	–	38

Total Investments in Securities	$5,924	$154	$–	$6,078

‡ Represents securities trading primarily outside the United States, the values of which were adjusted as a result of significant market changes subsequent to the closing of the exchanges on which these securities trade. As of July 31, 2020, securities with a total value $116(000) were classified as Level 2 due to the application of the fair value provided by MarkIt.

For the period ended July 31, 2020, there were no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels, and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual financial statements.

Amounts designated as “—” are $0 or have been rounded to $0.

LSV-QH-006-1300